Segment Reporting -10Q (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Years Ended December 31,
	2022	2021
Revenue
A4 Construction Services - MSM	$18,290,019	$16,191,284
A4 Construction Services - Excel	1,761,572	1,803,739
A4 Manufacturing - QCA	16,763,989	14,258,084
A4 Manufacturing - Alt Labs	12,889,992	11,674,220
A4 Defense - TDI	10,046,658	4,467,376
A4 Technologies - RCA	40,092,612	1,454,451
A4 Technologies - ElecJet	1,098,534	89,018
A4 Aerospace - Vayu	81,100	—
All Other	3,538,526	1,702,641
	$104,563,002	$51,640,813

Gross profit
A4 Construction Services - MSM	$1,374,517	$(385,266)
A4 Construction Services - Excel	3,681	(92,765)
A4 Manufacturing - QCA	3,258,082	2,763,213
A4 Manufacturing - Alt Labs	2,343,368	3,749,878
A4 Defense - TDI	3,082,844	1,073,636
A4 Technologies - RCA	10,687,202	379,740
A4 Technologies - ElecJet	(236,636)	76,818
A4 Aerospace - Vayu	13,087	—
All Other	1,188,257	132,744
	$21,714,402	$7,697,998

Income (loss) from operations
A4 Construction Services - MSM	$(883,922)	$(4,247,240)
A4 Construction Services - Excel	(973,934)	(1,969,535)
A4 Manufacturing - QCA	702,875	1,426,141
A4 Manufacturing - Alt Labs	2,284,308	(3,027,203)
A4 Defense - TDI	1,072,306	(282,882)
A4 Technologies - RCA	2,525,619	(100,328)
A4 Technologies - ElecJet	(1,107,254)	(62,163)
A4 Aerospace - Vayu	(3,336,279)	(4,875,829)
All Other	(11,039,503)	(8,983,320)
	$(10,755,784)	$(22,122,359)

Depreciation and amortization
A4 Construction Services - MSM	$684,563	$846,808
A4 Construction Services - Excel	267,966	291,556
A4 Manufacturing - QCA	417,172	377,868
A4 Manufacturing - Alt Labs	983,931	611,079
A4 Defense - TDI	288,950	191,740
A4 Technologies - RCA	979,206	49,299
A4 Technologies - ElecJet	414,333	33,833
A4 Aerospace - Vayu	1,025,412	1,093,995
All Other	1,113,005	658,181
	$6,174,538	$4,154,359

Interest Expenses
A4 Construction Services - MSM	$421,287	$706,607
A4 Construction Services - Excel	245,855	291,263
A4 Manufacturing - QCA	262,551	230,044
A4 Manufacturing - Alt Labs	351,503	72,060
A4 Defense - TDI	11,975	825
A4 Technologies - RCA	159,878	15,347
A4 Technologies - ElecJet	—	—
A4 Aerospace - Vayu	10,677	9
All Other	1,660,406	1,973,078
	$3,124,132	$3,289,233

Net income (loss)
A4 Construction Services - MSM	$(1,246,295)	$(1,481,382)
A4 Construction Services - Excel	(1,219,789)	(1,899,512)
A4 Manufacturing - QCA	367,760	1,774,139
A4 Manufacturing - Alt Labs	2,054,958	(2,643,752)
A4 Defense - TDI	1,060,331	(270,289)
A4 Technologies - RCA	2,365,741	(115,675)
A4 Technologies - ElecJet	(1,110,727)	(62,163)
A4 Aerospace - Vayu	(3,346,956)	(4,852,182)
All Other	(11,800,336)	(9,932,322)
	$(12,875,313)	$(19,483,138)

	As of December 31, 2022	As of December 31, 2021
Total Assets
A4 Construction Services - MSM	$11,309,049	$10,935,355
A4 Construction Services - Excel	3,359,818	3,050,206
A4 Manufacturing - QCA	20,988,492	11,869,711
A4 Manufacturing - Alt Labs	26,636,905	23,173,298
A4 Defense - TDI	13,497,381	11,982,580
A4 Technologies - RCA	27,191,977	28,174,091
A4 Technologies - ElecJet	12,897,440	12,904,267
A4 Aerospace - Vayu	14,632,530	14,702,838
All Other	$15,118,622	$17,831,504
	$145,632,214	$134,623,850

Goodwill
A4 Construction Services - MSM	$113,592	$113,592
A4 Construction Services - Excel	—	—
A4 Manufacturing - QCA	1,963,761	1,963,761
A4 Manufacturing - Alt Labs	4,410,564	4,410,564
A4 Defense - TDI	6,426,786	6,426,786
A4 Technologies - RCA	1,355,728	1,355,728
A4 Technologies - ElecJet	6,496,343	6,496,343
A4 Aerospace - Vayu	—	—
All Other	1,913,310	1,913,310
	$22,680,084	$22,680,084

Accounts receivable, net
A4 Construction Services - MSM	$5,188,521	$3,906,271
A4 Construction Services - Excel	288,243	286,972
A4 Manufacturing - QCA	3,867,141	2,339,597
A4 Manufacturing - Alt Labs	1,833,502	406,333
A4 Defense - TDI	1,905,314	1,371,184
A4 Technologies - RCA	3,232,559	2,961,201
A4 Technologies - ElecJet	12,888	37,744
A4 Aerospace - Vayu	—	—
All Other	811,776	565,874
	$17,139,944	$11,875,176

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Revenue
A4 Construction Services - MSM	$3,550,392	$5,326,296	$7,363,532	$9,093,686
A4 Construction Services - Excel	110,494	342,963	443,358	631,777
A4 Manufacturing - QCA	5,319,687	4,241,382	9,511,330	8,560,242
A4 Manufacturing - Alt Labs	6,787,129	2,958,885	11,014,043	6,783,023
A4 Defense - TDI	2,413,363	2,472,207	5,383,450	5,160,188
A4 Technologies - RCA	8,538,620	8,910,276	15,992,043	18,147,535
A4 Technologies - Elecjet	121,845	345,382	224,340	902,111
A4 Aerospace - Vayu	4,171	—	4,171	25,000
All Other	1,176,325	673,735	2,447,472	1,559,718
	$28,022,026	$25,271,126	$52,383,739	$50,863,280
Gross profit (loss)
A4 Construction Services - MSM	$549,807	$191,788	$781,695	$655,594
A4 Construction Services - Excel	(373,950)	(26,468)	(523,958)	(125,442)
A4 Manufacturing - QCA	1,786,189	1,149,049	2,683,904	2,176,233
A4 Manufacturing - Alt Labs	1,778,676	857,997	2,727,428	1,759,476
A4 Defense - TDI	944,550	1,285,732	1,561,132	2,128,921
A4 Technologies - RCA	2,752,026	2,159,923	5,126,204	4,344,251
A4 Technologies - Elecjet	(53,000)	249,297	(126,809)	187,268
A4 Aerospace - Vayu	4,116	—	1,706	25,000
All Other	398,676	293,225	772,244	646,699
	$7,787,090	$6,160,543	$13,003,546	$11,798,000
Income (loss) from operations
A4 Construction Services - MSM	$(150,608)	$(152,882)	$(555,021)	$(468,580)
A4 Construction Services - Excel	(578,989)	(238,956)	(1,011,070)	(558,946)
A4 Manufacturing - QCA	446,516	270,804	465,613	685,252
A4 Manufacturing - Alt Labs	181,351	5,190,788	(377,774)	4,203,305
A4 Defense - TDI	829,235	783,704	1,010,769	1,206,844
A4 Technologies - RCA	944,686	193,377	1,420,550	759,667
A4 Technologies - Elecjet	(222,275)	(268,554)	(467,696)	(572,900)
A4 Aerospace - Vayu	(1,380,016)	(819,431)	(2,200,983)	(1,626,328)

All Other	(3,788,794)	(2,587,090)	(7,143,755)	(5,012,709)
	$(3,718,894)	$2,371,760	$(8,859,367)	$(1,384,395)
Depreciation and amortization
A4 Construction Services - MSM	$178,665	$171,342	$352,963	$337,746
A4 Construction Services - Excel	67,524	132,917	135,049	132,917
A4 Manufacturing - QCA	113,673	108,304	230,552	208,783
A4 Manufacturing - Alt Labs	225,654	253,948	434,208	560,983
A4 Defense - TDI	72,433	72,090	144,866	144,180
A4 Technologies - RCA	244,805	170,053	489,609	340,099
A4 Technologies - Elecjet	105,668	103,633	211,334	205,133
A4 Aerospace - Vayu	259,679	259,225	518,590	533,894
All Other	317,255	277,280	595,968	554,721
	$1,585,356	$1,548,792	$3,113,139	$3,018,456
Interest expense
A4 Construction Services - MSM	$98,163	$124,220	$211,873	$227,245
A4 Construction Services - Excel	60,196	61,643	120,766	123,628
A4 Manufacturing - QCA	171,005	87,601	334,650	123,890
A4 Manufacturing - Alt Labs	84,979	94,561	149,659	151,677
A4 Defense - TDI	16,598	—	33,945	—
A4 Technologies - RCA	71,896	60,431	157,852	115,248
A4 Technologies - Elecjet	—	—	—	—
A4 Aerospace - Vayu	5,414	—	11,372	—
All Other	600,494	534,018	1,087,498	829,747
	$1,108,745	$962,474	$2,107,615	$1,571,435
Net income (loss)
A4 Construction Services - MSM	$(248,771)	$(276,934)	$(729,371)	$(639,301)
A4 Construction Services - Excel	(639,185)	(300,599)	(1,131,836)	(682,574)
A4 Manufacturing - QCA	275,944	161,763	131,757	535,630
A4 Manufacturing - Alt Labs	178,697	5,298,191	(480,059)	4,186,729
A4 Defense - TDI	837,719	783,704	1,001,906	1,206,844
A4 Technologies - RCA	872,790	132,946	1,262,698	644,419
A4 Technologies - Elecjet	(222,275)	(272,099)	(467,696)	(576,445)
A4 Aerospace - Vayu	(1,414,806)	(819,431)	(2,241,731)	(1,626,328)
All Other	(4,191,979)	(3,167,735)	(7,666,677)	(5,508,728)
	$(4,551,866)	$1,539,806	$(10,321,009)	$(2,459,754)
The Company’s reportable segments as of June 30, 2023, and December 31, 2022, were as follows:

	As of June 30, 2023	As of December 31, 2022
Total assets
A4 Construction Services - MSM	$10,675,363	$11,309,049
A4 Construction Services - Excel	3,334,543	3,359,818
A4 Manufacturing - QCA	20,550,261	20,988,492
A4 Manufacturing - Alt Labs	28,335,277	26,636,905
A4 Defense - TDI	13,663,378	13,497,381
A4 Technologies - RCA	24,753,925	27,191,977
A4 Technologies - Elecjet	12,787,943	12,897,440
A4 Aerospace - Vayu	12,890,586	14,632,530
All Other	15,619,649	15,118,622
	$142,610,925	$145,632,214
Goodwill
A4 Construction Services - MSM	$113,592	$113,592
A4 Construction Services - Excel	—	—
A4 Manufacturing - QCA	1,963,761	1,963,761
A4 Manufacturing - Alt Labs	4,410,564	4,410,564
A4 Defense - TDI	6,426,786	6,426,786
A4 Technologies - RCA	1,355,728	1,355,728
A4 Technologies - Elecjet	6,496,343	6,496,343
A4 Aerospace - Vayu	—	—
All Other	1,913,310	1,913,310
	$22,680,084	$22,680,084
Accounts receivable, net
A4 Construction Services - MSM	$4,373,429	$5,188,521
A4 Construction Services - Excel	386,429	288,243
A4 Manufacturing - QCA	2,768,483	3,867,141
A4 Manufacturing - Alt Labs	2,458,636	1,833,502
A4 Defense - TDI	2,207,665	1,905,314
A4 Technologies - RCA	3,669,480	3,232,559
A4 Technologies - Elecjet	6,302	12,888
A4 Aerospace - Vayu	—	—
All Other	758,324	811,776
	$16,628,748	$17,139,944